Segment Information, Information about Company's Reportable Segments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Segment Information [Abstract]
Vessel revenues, net	$ 122,138,979	$ 28,762,636
Voyage expenses (including charges from related party)	(20,054,408)	(941,593)
Vessel operating expenses	(31,722,204)	(11,266,895)
Management fees to related parties	(4,461,650)	(2,524,500)
Depreciation and amortization	(12,174,218)	(4,040,601)
Operating income	51,665,197	8,529,692
Interest and finance costs	(3,487,553)	(899,003)
Interest income	141,391	58,241
Foreign exchange (losses)/gains	67,787	(12,239)
Unallocated general and administrative expenses	(2,061,302)	(1,459,355)
Net income, before taxes	48,386,822	7,676,691
Time Charter [Member]
Segment Information [Abstract]
Vessel revenues, net	84,365,727	27,635,487
Voyage Charter [Member]
Segment Information [Abstract]
Vessel revenues, net	29,592,279	693,471
Pool [Member]
Segment Information [Abstract]
Vessel revenues, net	8,180,973	433,678
Operating Segment [Member]
Segment Information [Abstract]
Operating income	53,726,499	9,989,047
Interest and finance costs	(3,456,446)	(741,898)
Interest income	11,227	1,864
Foreign exchange (losses)/gains	62,877	(5,690)
Net income, before taxes	50,344,157	9,243,323
Operating Segment [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Vessel revenues, net	79,529,412	24,376,925
Voyage expenses (including charges from related party)	(1,384,566)	(14,056)
Vessel operating expenses	(20,914,440)	(9,035,273)
Management fees to related parties	(3,077,000)	(1,952,450)
Depreciation and amortization	(8,602,774)	(3,283,740)
Operating income	45,550,632	10,091,406
Interest and finance costs	(3,068,061)	(623,588)
Interest income	9,815	1,864
Foreign exchange (losses)/gains	74,006	(19,676)
Net income, before taxes	42,566,392	9,450,006
Operating Segment [Member] | Dry Bulk Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues, net	79,529,412	24,376,925
Operating Segment [Member] | Dry Bulk Segment [Member] | Voyage Charter [Member]
Segment Information [Abstract]
Vessel revenues, net	0	0
Operating Segment [Member] | Dry Bulk Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues, net	0	0
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member]
Segment Information [Abstract]
Vessel revenues, net	38,158,401	4,319,147
Voyage expenses (including charges from related party)	(18,599,250)	(918,180)
Vessel operating expenses	(8,701,065)	(2,001,614)
Management fees to related parties	(1,076,950)	(464,950)
Depreciation and amortization	(2,992,158)	(710,136)
Operating income	6,788,978	224,267
Interest and finance costs	(381,824)	(117,499)
Interest income	1,412	0
Foreign exchange (losses)/gains	(9,300)	(208)
Net income, before taxes	6,399,266	106,560
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues, net	4,836,315	3,258,562
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member] | Voyage Charter [Member]
Segment Information [Abstract]
Vessel revenues, net	29,592,279	693,471
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues, net	3,729,807	367,114
Operating Segment [Member] | Handysize Tanker Segment [Member]
Segment Information [Abstract]
Vessel revenues, net	4,451,166	66,564
Voyage expenses (including charges from related party)	(70,592)	(9,357)
Vessel operating expenses	(2,106,699)	(230,008)
Management fees to related parties	(307,700)	(107,100)
Depreciation and amortization	(579,286)	(46,725)
Operating income	1,386,889	(326,626)
Interest and finance costs	(6,561)	(811)
Interest income	0	0
Foreign exchange (losses)/gains	(1,829)	14,194
Net income, before taxes	1,378,499	(313,243)
Operating Segment [Member] | Handysize Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues, net	0	0
Operating Segment [Member] | Handysize Tanker Segment [Member] | Voyage Charter [Member]
Segment Information [Abstract]
Vessel revenues, net	0	0
Operating Segment [Member] | Handysize Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues, net	4,451,166	66,564
Corporate [Member]
Segment Information [Abstract]
Interest and finance costs	(31,108)	(157,104)
Interest income	130,165	56,377
Foreign exchange (losses)/gains	4,910	(6,550)
Unallocated general and administrative expenses	$ (2,061,302)	$ (1,459,355)